Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Warranty Provision Abstract
Opening balance	$ 2,499,890	$ 2,077,750
Warranty additions	159,813	1,343,838
Warranty disbursements	(380,027)	(774,174)
Warranty expiry	0	(147,108)
Foreign exchange translation	(57)	(416)
Total	2,279,619	2,499,890
Current portion	730,884	750,806
Long term portion	1,548,735	1,749,084
Total	$ 2,279,619	$ 2,499,890